Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2025	May 31, 2024
Accelerated Share Repurchases [Line Items]
Accrued payroll		$ 421,746	$ 387,927
Refund liability	[1]	181,417	167,369
Payable for purchase of property and equipment		52,004	36,136
Amounts reimbursable to employees	[2]	23,615	29,965
Accrued advertising fees		24,453	23,035
Advance payment from students	[3]	21,768	20,298
VAT payable		17,987	17,920
Payment to merchant (d)	[4]	14,558	16,772
Welfare payable		12,574	11,682
Payable for investments and acquisitions		567	9,885
Royalty fees payable (e)	[5]	6,844	8,640
Refundable deposits (f)	[6]	7,949	8,004
Rent payable		4,393	6,283
Other taxes payable		3,956	3,371
Accrued professional service fees		1,902	1,709
Others (g)	[7]	34,850	25,809
Total		$ 830,583	$ 774,805

[1]	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
[2]	Amounts reimbursable to employees include travelling and business related expenses.
[3]	Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.
[4]	Payment to merchant represents cash received from consumers and deposited in a special bank account reserved for payments to merchants.
[5]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[6]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[7]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.